Schedule of Fair Value of Stock Warrants Granted (Details)		1 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2022 $ / shares	Jun. 30, 2023 $ / shares	Jun. 30, 2022	Jun. 30, 2023 $ / shares	Jun. 30, 2022	Dec. 12, 2022	Dec. 31, 2022 $ / shares	Dec. 31, 2021
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor		Successor	Predecessor	Predecessor	Successor	Predecessor
Fair value of common stock on date of grant	$ 11.50	$ 11.50	$ 1.00		$ 1.00			$ 11.50
Measurement Input, Risk Free Interest Rate [Member]
Reorganization, Chapter 11 [Line Items]
Warrants and rights outstanding, measurement input			3.51		3.51
Measurement Input, Expected Term [Member]
Reorganization, Chapter 11 [Line Items]
Expected term			5 years		5 years
Measurement Input, Price Volatility [Member]
Reorganization, Chapter 11 [Line Items]
Warrants and rights outstanding, measurement input			123		123
Predecessor [Member]
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]			Predecessor	Predecessor	Predecessor	Predecessor	Predecessor		Predecessor